NOTE 6 – LIQUIDITY & GOING CONCERN (Details Narrative)	153 Months Ended
Dec. 31, 2021 USD ($)
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Banking Regulation, Total Capital, Actual	$ 1,127,106
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 4,712,691